Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2013 and as of March 31, 2013:
Sales to unaffiliated customers **	$19,929	$52,452	$587,851	$10,722	$670,954
Long-lived assets ***	$87,912	$38,614	$40,383	$1,240	$168,149
Three months ended March 31, 2012 and as of March 31, 2012:
Sales to unaffiliated customers **	$5,472	$13,167	$122,472	$4,030	$145,141
Long-lived assets ***	$91,245	$40,148	$42,607	$2,342	$176,342
Year ended December 31, 2011 and as of December 31, 2011 :
Sales to unaffiliated customers **	$21,528	$43,720	$424,950	$15,470	$505,668
Long-lived assets ***	$92,547	$41,010	$43,133	$2,291	$178,981
Year ended December 31, 2010 and as of December 31, 2010:
Sales to unaffiliated customers **	$19,589	$44,169	$305,858	$22,919	$392,535
Long-lived assets ***	$99,353	$45,718	$45,334	$3,247	$193,652

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total sales for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
Category	2013	2012	2011	2010
	%
Dermatological and topical	77	70	67	60
Neuropsychiatric	9	10	13	14
Cardiovascular	6	9	9	14
Anti-inflammatory	4	4	5	5
Other	4	7	6	7

Total	100	100	100	100